INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 26,303	$ 28,237
Trade receivables (net of allowance for credit losses of $20,427 and $24,602 at June 30, 2024 and December 31, 2023, respectively)	112,895	104,321
Inventories	59,490	68,811
Other accounts receivable and prepaid expenses	17,601	16,571
Total current assets	216,289	217,940
NON-CURRENT ASSETS:
Severance pay and pension fund	4,807	4,985
Property and equipment, net	33,853	30,659
Operating lease right-of-use assets	17,817	18,837
Intangible assets, net	16,510	16,401
Goodwill	7,749	7,749
Other non-current assets	2,010	1,954
Total non-current assets	82,746	80,585
Total assets	299,035	298,525
CURRENT LIABILITIES:
Trade payables	67,405	67,032
Deferred revenues	2,561	5,507
Short-term loans	28,450	32,600
Operating lease liabilities	3,151	3,889
Other accounts payable and accrued expenses	25,756	23,925
Total current liabilities	127,323	132,953
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	8,657	9,399
Deferred revenues	670	670
Operating lease liabilities	13,142	13,716
Other long-term payables	5,742	7,768
Total long-term liabilities	28,211	31,553
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 240,000,000 and 120,000,000 shares at June 30, 2024 and December 31, 2023; Issued: 89,352,002 and 88,899,844 shares at June 30, 2024 and December 31, 2023, respectively; Outstanding: 85,870,479 and 85,418,321 shares at June 30, 2024 and December 31, 2023, respectively	224	224
Additional paid-in capital	440,173	437,161
Treasury shares at cost - 3,481,523 ordinary shares as of June 30, 2024, and December 31, 2023.	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,853)	(8,087)
Accumulated deficit	(266,952)	(275,188)
Total shareholders' equity	143,501	134,019
Total liabilities and shareholders' equity	$ 299,035	$ 298,525